UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Investment Services
Address: 7412 Calumet Avenue
         Hammond, IN  46324

13F File Number:  028-12835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Hathoot
Title:     Chief Compliance Officer
Phone:     219-852-3215

Signature, Place, and Date of Signing:

 /s/Thomas J. Hathoot     Hammond, IN     August 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    58

Form 13F Information Table Value Total:    $122,519 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102  2741.36    58726 SH       SOLE                    43199        0    15526
AGILENT TECHNOLOGIES INC       COM              00846U101  3284.27    64259 SH       SOLE                    48084        0    16175
ALLIANCE DATA SYSTEMS CORP     COM              018581108  2661.24    28290 SH       SOLE                    19995        0     8295
ALTERA CORP                    COM              021441100  3181.48    68640 SH       SOLE                    52230        0    16410
AMERCO                         COM              023586100   267.29     2780 SH       SOLE                     1845        0      935
AMERIGROUP CORP                COM              03073T102  2526.06    35846 SH       SOLE                    26325        0     9521
AMERIPRISE FINL INC            COM              03076C106  2552.24    44248 SH       SOLE                    33548        0    10700
APACHE CORP                    COM              037411105  2011.38    16301 SH       SOLE                    12006        0     4295
APPLE INC                      COM              037833100  3197.25     9525 SH       SOLE                     7030        0     2495
ASCENA RETAIL GROUP INC        COM              04351G101   686.27    20155 SH       SOLE                    14675        0     5480
AUTOZONE INC                   COM              053332102  1718.38     5828 SH       SOLE                     4279        0     1549
BLACKROCK INC                  COM              09247X101  2635.56    13740 SH       SOLE                    10240        0     3500
BMC SOFTWARE INC               COM              055921100  2983.33    54540 SH       SOLE                    39797        0    14743
BUCKEYE TECHNOLOGIES INC       COM              118255108  2774.76   102845 SH       SOLE                    76125        0    26720
CABOT CORP                     COM              127055101     1741    43667 SH       SOLE                    31567        0    12100
CASH AMER INTL INC             COM              14754D100  2738.11    47315 SH       SOLE                    33630        0    13685
CORNING INC                    COM              219350105  1674.51    92260 SH       SOLE                    68425        0    23835
CSX CORP                       COM              126408103   3190.7   121689 SH       SOLE                    90443        0    31246
DG FASTCHANNEL INC             COM              23326R109  2176.83    67920 SH       SOLE                    49620        0    18300
DIODES INC                     COM              254543101  1026.74    39339 SH       SOLE                    25419        0    13920
DIRECTV                        COM CL A         25490A101  4007.91    78865 SH       SOLE                    60865        0    18000
DISH NETWORK CORP              CL A             25470M109  2872.24    93650 SH       SOLE                    70070        0    23580
DOVER CORP                     COM              260003108  2420.24    35696 SH       SOLE                    26401        0     9295
ENSIGN GROUP INC               COM              29358P101  2063.94    67915 SH       SOLE                    49630        0    18285
ENTEGRIS INC                   COM              29362U104  2645.69   261432 SH       SOLE                   196527        0    64905
EXXON MOBIL CORP               COM              30231G102  2803.44    34448 SH       SOLE                    25023        0     9425
EZCORP INC                     CL A NON VTG     302301106  3153.11    88633 SH       SOLE                    65237        0    23396
HEALTHSPRING INC               COM              42224N101   911.13    19760 SH       SOLE                    11240        0     8520
HESS CORP                      COM              42809H107  2248.64    30078 SH       SOLE                    22819        0     7259
HEWLETT PACKARD CO             COM              428236103  1684.73    46283 SH       SOLE                    35160        0    11123
ICONIX BRAND GROUP INC         COM              451055107  1894.37    78280 SH       SOLE                    57425        0    20855
INTEL CORP                     COM              458140100  2354.25   106238 SH       SOLE                    79722        0    26516
INTERNATIONAL BUSINESS MACHS   COM              459200101  4218.97    24593 SH       SOLE                    18394        0     6198
ISHARES TR                     IBOXX INV CPBD   464287242   340.01     3087 SH       SOLE                     2015        0     1072
ISHARES TR                     BARCLYS INTER CR 464288638  2317.45    21739 SH       SOLE                    16075        0     5663
ISHARES TR                     BARCLYS 1-3YR CR 464288646  4132.86    39379 SH       SOLE                    29918        0     9460
JDA SOFTWARE GROUP INC         COM              46612K108   215.61     6980 SH       SOLE                     4770        0     2210
JOHNSON & JOHNSON              COM              478160104   269.08     4045 SH       SOLE                     1800        0     2245
JPMORGAN CHASE & CO            COM              46625H100  2207.96    53931 SH       SOLE                    41048        0    12883
LITTELFUSE INC                 COM              537008104   1917.5    32655 SH       SOLE                    24330        0     8325
MASTEC INC                     COM              576323109   1633.3    82825 SH       SOLE                    61775        0    21050
MASTERCARD INC                 CL A             57636Q104  3293.04    10928 SH       SOLE                     8522        0     2406
METROPCS COMMUNICATIONS INC    COM              591708102  4005.26   232729 SH       SOLE                   176571        0    56158
METROPOLITAN HEALTH NETWORKS   COM              592142103   241.99    50520 SH       SOLE                    33775        0    16745
MICROSOFT CORP                 COM              594918104   486.53    18712 SH       SOLE                    14547        0     4165
NASDAQ OMX GROUP INC           COM              631103108  1881.18    74355 SH       SOLE                    53350        0    21005
NEWMONT MINING CORP            COM              651639106  2474.83    45855 SH       SOLE                    34306        0    11549
NEWPORT CORP                   COM              651824104  2183.76   120185 SH       SOLE                    91355        0    28830
ORACLE CORP                    COM              68389X105  2352.24    71475 SH       SOLE                    54430        0    17045
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206   234.72     3300 SH       SOLE                        0        0     3300
RPC INC                        COM              749660106   780.98    31825 SH       SOLE                    23765        0     8060
VAALCO ENERGY INC              COM NEW          91851C201   238.57    39630 SH       SOLE                    23660        0    15970
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827  2251.83    27790 SH       SOLE                    23379        0     4410
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835  1149.87    14167 SH       SOLE                    10673        0     3494
VEECO INSTRS INC DEL           COM              922417100  2141.75    44242 SH       SOLE                    32216        0    12026
VISHAY INTERTECHNOLOGY INC     COM              928298108  2070.24   137649 SH       SOLE                   100793        0    36856
WALTER ENERGY INC              COM              93317Q105  2188.04    18895 SH       SOLE                    14170        0     4725
WORLD ACCEP CORP DEL           COM              981419104  2463.07    37564 SH       SOLE                    27353        0    10211